Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses	The income tax expenses consist of the following components:
	For the years ended September 30,
	2024	2023	2022
Current income tax expenses	$441,441	$96,452	$305,439
Deferred income tax expenses/(benefit)	148,239	(160,402)	80,519
Total income tax expenses/(benefit)	$589,680	$(63,950)	$385,958

Schedule of Group’s Actual Provision for Income Taxes and the Provision	A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:
		For the years ended September 30,
		2024	2023	2022
Profit/(loss) before income tax expenses		$150,344	$(716,678)	$1,452,333
Computed income tax expense/(benefit) with statutory tax rate(1)	36.8%	55,367	(263,930)	538,344
Effect of preferential tax rate		(21,092)	(22,301)	(29,148)
Impact of different tax rates in other jurisdictions		(237,513)	(425)	(303,869)
Non-deductible expenses		3,160	316	1,372
Utilized tax loss		—	(49,313)	—
Changes in valuation allowance		789,758	271,703	179,259
Income tax expenses/(benefit)		$589,680	$(63,950)	$385,958
(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

Schedule of Significant Components of the Deferred Tax Assets	As of September 30, 2024 and 2023, the significant components of the deferred tax assets are summarized below:
	As of September 30,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$1,265,023	$654,588
Unrealized foreign exchange gain/(loss)	45,440	(36,521)
Total deferred tax assets	1,310,463	618,067
Valuation allowance	(1,310,463)	(468,938)
Deferred tax assets, net of valuation allowance	$—	$149,129

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	As of September 30
	2024	2023
Valuation allowance:
Balance at beginning of the year	$468,938	$211,556
Additions	790,396	271,702
Loss utilized	—	(49,314)
Exchange difference	51,129	34,994
Balance at end of the year	$1,310,463	$468,938

Schedule of Net Operating Loss Carryforwards	As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$—
2026	142,260
2027	500,178
2028	1,602,758
2029	1,688,526
Total	$3,933,722